UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut         November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $162,359
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number       Name

1.      028-10546                  Addison Clark Capital, L.L.C.
2.      028-10545                  Addison Clark Fund, L.P.
3.      028-10547                  Addison Clark Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE

              COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5              COLUMN 6    COLUMN 7  COLUMN 8

                                                          VALUE        SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER      SECURITY_TYP    ID_CUSIP  (X$1000)      PRN AMT  PRN CALL  DISCRETION MANAGERS SOLE     SHARED  NONE

3COM CORP                      Common Stock    885535104     6,012    1,424,700 SH          Shared    1, 2, 3        1,424,700
AFC ENTERPRISES INC            Common Stock    00104Q107    15,402      700,100 SH          Shared    1, 2, 3          700,100
AGERE SYSTEMS INC              Common Stock    00845V100     2,100    2,000,000 SH          Shared    1, 2, 3        2,000,000
ALICO INC                      Common Stock    016230104     1,777       41,723 SH          Shared    1, 2, 3           41,723
APPLERA CORP                   COM CE GEN GRP  038020202     3,074      263,000 SH          Shared    1, 2, 3          263,000
AVICI SYSTEMS INC              Common Stock    05367L802       623      100,000 SH          Shared    1, 2, 3          100,000
BIOVERIS CORP                  Common Stock    090676107     2,484      400,000 SH          Shared    1, 2, 3          400,000
CAMECO CORP                    Common Stock    13321L108     9,905      125,000 SH          Shared    1, 2, 3          125,000
CHURCHILL DOWNS INC            Common Stock    171484108     5,364      137,000 SH          Shared    1, 2, 3          137,000
EL PASO CORP                   Common Stock    28336L109     9,190    1,000,000 SH          Shared    1, 2, 3        1,000,000
ENTERASYS NETWORKS INC         Common Stock    293637104     1,669    1,043,300 SH          Shared    1, 2, 3        1,043,300
GLOBAL CROSSING LTD            Common Stock    G3921A175       826       50,000 SH          Shared    1, 2, 3           50,000
GTECH HOLDINGS CORP            Common Stock    400518106    12,660      500,000 SH          Shared    1, 2, 3          500,000
IDT CORP                       Class B         448947309    11,648      775,000 SH          Shared    1, 2, 3          775,000
ITT EDUCATIONAL SERVICES INC   Common Stock    45068B109    15,671      434,700 SH          Shared    1, 2, 3          434,700
JANUS CAP GROUP INC            Common Stock    47102X105    10,017      736,000 SH          Shared    1, 2, 3          736,000
LIBERTY MEDIA INTL INC         Common Stock    530719103    16,915      507,000 SH          Shared    1, 2, 3          507,000
MIDWEST AIR GROUP, INC         Common Stock    597911106       405      137,200 SH          Shared    1, 2, 3          137,200
MIKOHN GAMING CORP             Common Stock    59862K108     1,720      296,600 SH          Shared    1, 2, 3          296,600
MITCHAM INDS INC               Common Stock    606501104     1,075      175,000 SH          Shared    1, 2, 3          175,000
NEOSE TECHNOLOGIES INC         Common Stock    640522108     5,581      744,163 SH          Shared    1, 2, 3          744,163
NOVASTAR FINANCIAL INC         Common Stock    669947400     1,962       45,000 SH          Shared    1, 2, 3           45,000
PINNACLE ENTMT INC             Common Stock    723456109     6,204      449,600 SH          Shared    1, 2, 3          449,600
SARA LEE                       Common Stock    803111103     1,143       50,000     CALL    Shared    1, 2, 3           50,000
UNITEDGLOBALCOM                Common Stock    913247508    14,940    2,000,000 SH          Shared    1, 2, 3        2,000,000
ZHONE TECHNOLOGIES INC         Common Stock    98950P108     3,991    1,300,000 SH          Shared    1, 2, 3        1,300,000
                                                           162,359







03669.0001 #524691